Concentrations and Credit Risk (Details Narrative 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentrations And Credit Risk Details Narrative 1
Percent of revenue from major customer		77.00%	91.00%
Percent of trade receivables for 10% or greater customers	37.00%	45.00%	52.00%
Percent of trade receivable for two other customers		7.50%	33.00%